CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Telematics services	$ 234,541	$ 209,558	$ 189,649
Telematics products	85,437	83,514	81,235
Total revenues	319,978	293,072	270,884
Cost of revenues:
Telematics services	98,707	90,129	83,427
Telematics products	68,110	65,381	59,619
Total cost of revenues	166,817	155,510	143,046
Gross profit	153,161	137,562	127,838
Research and development expenses	16,986	16,848	14,099
Selling and marketing expenses	13,643	13,327	13,262
General and administrative expenses	56,635	48,705	46,118
Other expenses (income), net (Note 8)	(58)	(92)	(256)
Operating income	65,955	58,774	54,615
Other income (expenses), net	2	(0)	(109)
Financing expenses, net (Note 14)	(1,552)	(5,944)	(5,538)
Income before income tax	64,405	52,830	48,968
Income tax expenses (Note 15)	(13,355)	(12,745)	(11,854)
Share in losses of affiliated companies, net (Note 4A)	(706)	(585)	(102)
Net income for the year	50,344	39,500	37,012
Less: Net income attributable to non-controlling interest	(2,207)	(2,397)	(2,756)
Net income attributable to the Company	$ 48,137	$ 37,103	$ 34,256
Basic earnings per share attributable to Company’s stockholders	$ 2.41	$ 1.82	$ 1.65
Diluted earnings per share attributable to Company’s stockholders	$ 2.41	$ 1.82	$ 1.65
Basic weighted average number of shares outstanding	20,000	20,418	20,769
Diluted weighted average number of shares outstanding	20,000	20,418	20,769